Schedule of Investments (unaudited) July 31, 2021	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)	$35	$35,878
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	60	64,172
		100,050
Aerospace & Defense — 2.8%
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	20	21,731
Howmet Aerospace Inc., 5.90%, 02/01/27	35	41,428
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	30	30,932
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	60	65,738
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	150	154,885
7.50%, 03/15/27 (Call 03/15/22)	30	31,786
		346,500
Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)	30	31,409

Airlines — 0.3%
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 11/01/28	42	41,608

Apparel — 0.2%
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(a)	30	31,387

Auto Manufacturers — 1.8%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/22)(a)	20	20,879
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)	55	57,888
4.13%, 08/17/27 (Call 06/17/27)	60	64,285
4.27%, 01/09/27 (Call 11/09/26)	50	53,894
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)	30	29,394
		226,340
Auto Parts & Equipment — 2.1%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)	30	31,563
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27 (Call 05/15/22)(a)	115	124,145
Dana Inc., 5.38%, 11/15/27 (Call 11/15/22)	30	31,744
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27 (Call 12/15/26)	40	42,501
IHO Verwaltungs GmbH, 6.00%, 05/15/27 (Call 05/15/22), (6.75% PIK)(a)(b)	30	31,274
		261,227
Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27 (Call 01/15/24)(a)	35	33,988

Building Materials — 1.1%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	35	37,450
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(a)	25	26,002
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/22)(a)	15	16,308
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 02/15/22)(a)	40	41,404
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27 (Call 03/15/22)(a)	15	15,825
		136,989
Chemicals — 1.8%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	30	31,643
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	30	32,563

	Par
Security	(000)	Value

Chemicals (continued)
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	$20	$20,766
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)	30	32,200
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	40	43,446
Olin Corp., 5.13%, 09/15/27 (Call 03/15/22)	30	31,289
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/15/23)(a)	35	36,974
		228,881
Commercial Services — 4.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27 (Call 07/15/22)(a)	60	65,874
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	30	31,237
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)	35	37,114
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	40	41,712
Brink's Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	35	36,445
CoreCivic Inc., 4.75%, 10/15/27 (Call 07/15/27)	15	13,676
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	30	30,093
9.50%, 11/01/27 (Call 11/01/22)(a)	35	38,285
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	60	62,944
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	20	20,687
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27 (Call 08/31/26)(a)	60	58,342
Service Corp. International/U.S., 4.63%, 12/15/27 (Call 12/15/22)	30	31,643
Sotheby's, 7.38%, 10/15/27 (Call 10/15/22)(a)	35	37,445
United Rentals North America Inc., 5.50%, 05/15/27 (Call 05/15/22)	60	63,120
		568,617
Computers — 1.0%
NCR Corp., 5.75%, 09/01/27 (Call 09/01/22)(a)	30	31,684
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(a)	30	30,970
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	30	33,579
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	30	32,647
		128,880
Distribution & Wholesale — 0.8%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	40	40,209
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	30	31,535
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	30	31,424
		103,168
Diversified Financial Services — 1.3%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	20	22,185
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/22)(a)	20	20,662
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(a)	35	36,576
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	40	41,655
OneMain Finance Corp., 3.50%, 01/15/27 (Call 01/15/24)	40	40,676
		161,754
Electric — 2.7%
FirstEnergy Corp., Series B, 4.65%, 07/15/27 (Call 04/15/27)	90	100,441
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	30	32,299
Talen Energy Supply LLC, 7.25%, 05/15/27 (Call 05/15/22)(a)	40	36,483
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	75	77,496
5.63%, 02/15/27 (Call 02/15/22)(a)	85	88,253
		334,972
Electrical Components & Equipment — 0.2%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)	20	20,900

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	$60	$66,775

Entertainment — 4.6%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	30	31,786
Bally's Corp., 6.75%, 06/01/27 (Call 06/01/22)(a)	30	32,440
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 07/01/23)(a)	100	110,114
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	30	30,623
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(a)	35	36,421
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)	40	45,408
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)	60	61,322
6.50%, 05/15/27 (Call 05/15/23)(a)	60	66,435
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)	20	20,193
Peninsula Pacific Entertainment LLC/Peninsula Pacific
Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(a)	50	54,240
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(a)	30	31,068
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/22)(a)	30	30,892
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)	20	20,421
		571,363
Environmental Control — 0.7%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/22)(a)	30	31,507
Covanta Holding Corp., 6.00%, 01/01/27 (Call 01/01/22)	20	20,775
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)	30	31,198
		83,480
Food — 3.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 4.63%, 01/15/27 (Call 01/15/23)(a)	75	79,279
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	30	31,234
Kraft Heinz Foods Co., 3.88%, 05/15/27 (Call 02/15/27)	75	83,036
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	60	62,537
Pilgrim's Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	50	53,460
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(a)	85	88,571
		398,117
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	30	33,795

Health Care - Products — 0.5%
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	30	31,371
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/22)	30	31,724
		63,095
Health Care - Services — 6.1%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/22)(a)	30	31,478
Centene Corp., 4.25%, 12/15/27 (Call 12/15/22)	150	158,061
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)	100	105,910
8.00%, 12/15/27 (Call 12/15/22)(a)	60	66,371
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/22)(a)	60	62,579
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 02/15/22)(a)	35	35,092
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	60	63,300
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 04/15/22)(a)	30	32,682
Tenet Healthcare Corp.
5.13%, 11/01/27 (Call 11/01/22)(a)	85	89,195
6.25%, 02/01/27 (Call 02/01/22)(a)	85	88,577
	Par
Security	(000)	Value

Health Care - Services (continued)
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)	$30	$32,529
		765,774
Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	80	84,153

Home Builders — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/27 (Call 04/01/22)(a)	10	11,129
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/22)	20	20,797
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	35	37,015
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	25	26,693
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	20	23,981
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/22)(a)	30	31,272
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	15	16,865
Taylor Morrison Communities Inc.
5.88%, 06/15/27 (Call 03/15/27)(a)	30	34,014
6.63%, 07/15/27 (Call 07/15/22)(a)	10	10,680
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	30	34,062
TRI Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	20	21,744
		268,252
Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	30	29,795
6.75%, 10/15/27 (Call 10/15/22)(a)	70	73,163
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)	30	31,866
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	30	32,597
		167,421
Internet — 2.0%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(a)	30	29,734
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)	15	16,097
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(a)	35	36,759
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	30	31,500
Match Group Holdings II LLC, 5.00%, 12/15/27 (Call 12/15/22)(a)	30	31,502
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	40	42,827
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/22)(a)	60	65,594
		254,013
Iron & Steel — 0.9%
Allegheny Technologies Inc., 5.88%, 12/01/27 (Call 12/01/22)	20	21,001
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/22)	35	37,012
Commercial Metals Co., 5.38%, 07/15/27 (Call 07/15/22)	15	15,825
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	35	38,281
		112,119
Leisure Time — 2.7%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(a)	200	203,226
9.88%, 08/01/27 (Call 02/01/24)(a)	55	62,861
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	15	17,110
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	50	47,496
		330,693
Lodging — 2.6%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/22)	60	62,168
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	35	36,396
Melco Resorts Finance Ltd., 5.63%, 07/17/27 (Call 07/17/22)(c)	35	36,234
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(a)	35	35,368
MGM Resorts International, 5.50%, 04/15/27 (Call 01/15/27)	35	38,034

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging (continued)
Travel + Leisure Co., 6.00%, 04/01/27 (Call 01/01/27)	$25	$27,230
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	55	57,759
Wynn Macau Ltd., 5.50%, 10/01/27 (Call 10/01/22)(a)	35	36,013
		329,202
Machinery — 0.9%
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)	15	16,735
TK Elevator US Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	95	100,357
		117,092
Manufacturing — 1.1%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 07/01/22)(a)	20	21,008
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/22)(a)	115	119,145
		140,153
Media — 10.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27 (Call 05/01/22)(a)	175	183,118
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(a)	65	66,776
CSC Holdings LLC, 5.50%, 04/15/27 (Call 04/15/22)(a)	85	88,942
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	130	134,499
Entercom Media Corp., 6.50%, 05/01/27 (Call 05/01/22)(a)	30	30,907
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/22)(a)	60	64,246
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 08/15/22)(a)	35	36,493
8.38%, 05/01/27 (Call 05/01/22)	85	90,526
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	85	90,824
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)	20	20,816
Nexstar Media Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	100	105,742
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)	30	31,051
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 08/16/21)(a)	20	19,960
Sirius XM Radio Inc., 5.00%, 08/01/27 (Call 08/01/22)(a)	85	89,035
Univision Communications Inc., 6.63%, 06/01/27 (Call 06/01/23)(a)	90	96,837
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(a)	35	36,501
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(a)	35	36,503
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)	100	103,764
		1,326,540
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)	20	20,956
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)	20	20,339
		41,295
Mining — 1.6%
Alcoa Nederland Holding BV, 5.50%, 12/15/27 (Call 06/15/23)(a)	55	59,402
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)	30	32,148
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	35	38,125
Freeport-McMoRan Inc., 5.00%, 09/01/27 (Call 09/01/22)	35	36,926
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	25	26,996
		193,597
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	20	21,261

Oil & Gas — 5.2%
Apache Corp., 4.88%, 11/15/27 (Call 05/15/27)	40	43,050

	Par
Security	(000)	Value

Oil & Gas (continued)
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)	$30	$30,016
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 04/01/22)(a)	20	19,675
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(a)	35	37,305
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	75	81,261
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)	65	68,437
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(a)	30	28,795
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/22)	30	31,190
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	40	39,644
8.50%, 07/15/27 (Call 01/15/27)	30	37,463
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/22)(a)	30	31,965
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/22)	25	24,905
Southwestern Energy Co., 7.75%, 10/01/27 (Call 10/01/22)	30	32,185
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 04/15/22)	35	36,531
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)	35	34,825
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	40	38,728
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	30	31,446
		647,421
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/22)(a)	30	31,516
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	30	30,077
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	45	47,577
		109,170
Packaging & Containers — 3.7%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(a)(b)	60	63,254
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(a)	105	107,293
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	30	31,658
Graphic Packaging International LLC, 4.75%, 07/15/27 (Call 04/15/27)(a)	15	16,250
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	30	31,588
LABL Inc., 10.50%, 07/15/27 (Call 07/15/22)(a)	40	44,106
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)	40	43,304
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(a)	60	59,929
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(a)	30	32,058
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Call 08/15/22)(a)	35	37,651
		467,091
Pharmaceuticals — 3.0%
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	100	108,240
Bausch Health Companies Inc., 5.75%, 08/15/27 (Call 08/15/22)(a)	30	31,571
Endo Dac/Endo Finance LLC/Endo Finco Inc., 9.50%, 07/31/27 (Call 07/31/23)(a)	50	50,153
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	35	37,303
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	125	127,616
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)	15	15,763
		370,646
Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/22)(a)	35	36,120

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	$25	$25,505
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27 (Call 05/01/22)(a)	35	35,726
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	30	34,137
EQM Midstream Partners LP, 6.50%, 07/01/27 (Call 01/01/27)(a)	50	56,136
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 01/15/24)	60	61,860
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)	20	21,022
NuStar Logistics LP, 5.63%, 04/28/27 (Call 01/28/27)	30	32,455
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27 (Call 03/01/23)(a)	25	25,873
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.38%, 02/01/27 (Call 02/01/22)	30	31,133
6.50%, 07/15/27 (Call 07/15/22)	35	37,915
		397,882
Real Estate — 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27 (Call 04/01/22)(a)	30	33,195

Real Estate Investment Trusts — 4.3%
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	30	32,024
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	30	29,766
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/22)(a)	60	62,229
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 02/01/23)(a)	35	34,963
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.75%, 02/01/27 (Call 11/01/26)	60	67,106
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	85	89,919
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)	35	36,200
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	85	87,596
Service Properties Trust
4.95%, 02/15/27 (Call 08/15/26)	20	19,707
5.50%, 12/15/27 (Call 09/15/27)	30	31,921
VICI Properties LP/VICI Note Co. Inc., 3.75%, 02/15/27 (Call 02/15/23)(a)	40	41,173
		532,604
Retail — 3.2%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)	30	32,266
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(a)(b)	25	25,146
Carvana Co., 5.50%, 04/15/27 (Call 04/15/24)(a)	35	36,239
Gap Inc. (The), 8.88%, 05/15/27 (Call 05/15/23)(a)	60	69,242
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	60	62,702
L Brands Inc., 6.69%, 01/15/27	15	17,794
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/22)(a)	20	21,277
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/22)	15	15,836
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	30	32,178
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)	15	15,692
Staples Inc., 10.75%, 04/15/27 (Call 04/15/22)(a)	55	53,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 03/01/22)	20	20,951
		402,698
	Par/
	Shares
Security	(000)	Value

Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	$30	$32,271

Software — 1.7%
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	35	36,851
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(a)	15	17,041
MSCI Inc., 5.38%, 05/15/27 (Call 05/15/22)(a)	30	31,858
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	125	132,215
		217,965
Telecommunications — 6.7%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/22)(a)	100	110,066
Altice France SA/France, 8.13%, 02/01/27 (Call 02/01/22)(a)	100	108,297
CommScope Inc., 8.25%, 03/01/27 (Call 03/01/22)(a)	60	63,496
CommScope Technologies LLC, 5.00%, 03/15/27 (Call 03/15/22)(a)	35	35,390
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(a)	60	64,343
Level 3 Financing Inc., 4.63%, 09/15/27 (Call 09/15/22)(a)	60	62,360
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	60	62,449
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/23)(a)	60	61,715
Nokia OYJ, 4.38%, 06/12/27.	30	33,161
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	25	22,852
6.50%, 10/15/27 (Call 10/15/22)(a)	30	25,408
VEON Holdings BV, 3.38%, 11/25/27 (Call 08/25/27)(a)	65	65,637
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(a)	35	36,354
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 08/30/21)(a)	85	84,634
		836,162
Toys, Games & Hobbies — 0.3%
Mattel Inc., 5.88%, 12/15/27 (Call 12/15/22)(a)	35	38,253

Transportation — 0.3%
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	35	37,441

Trucking & Leasing — 0.3%
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	30	34,248

Total Corporate Bonds & Notes — 98.5%
(Cost: $12,358,903)		12,281,907

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	150	150,000

Total Short-Term Investments — 1.2%
(Cost: $150,000)		150,000

Total Investments in Securities — 99.7%
(Cost: $12,508,903)		12,431,907

Other Assets, Less Liabilities — 0.3%		31,609

Net Assets — 100.0%		$12,463,516

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Payment-in-kind ("PIK") bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® 2027 Term High Yield and Income ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/07/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$150,000	(b)	$—	$—	$—	$150,000	150	$—	$—

(a)	The Fund commenced operations on July 07, 2021.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$12,281,907	$—	$12,281,907
Money Market Funds	150,000	—	—	150,000
	$150,000	$12,281,907	$—	$12,431,907

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind